Related-Party Transactions (Details) - Schedule of due to (from) affiliates - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Related-Party Transactions (Details) - Schedule of due to (from) affiliates [Line Items]
Total	$ 2,241,106	$ 19,333,590
IRG [Member]
Related-Party Transactions (Details) - Schedule of due to (from) affiliates [Line Items]
Total	986,089	6,257,840
IRG Affiliate [Member]
Related-Party Transactions (Details) - Schedule of due to (from) affiliates [Line Items]
Total	140,116	145,445
M. Klein [Member]
Related-Party Transactions (Details) - Schedule of due to (from) affiliates [Line Items]
Total		500,000
Related Party Advances [Member]
Related-Party Transactions (Details) - Schedule of due to (from) affiliates [Line Items]
Total		5,800,000
PFHOF [Member]
Related-Party Transactions (Details) - Schedule of due to (from) affiliates [Line Items]
Total	$ 1,114,901	$ 6,630,305